Earnings (Losses) Per Share - Schedule of Basic and Diluted Earnings (Losses) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator for basic and diluted earnings (losses) per share:
Net Income (Loss)	$ (16,800)	$ (64,351)	$ (79,065)
Weighted average ordinary shares outstanding:
Denominator for basic losses per share	47,482,820	49,160,266	49,791,659
Effect of dilutive securities:
Employee share options, RSUs, PSUs and Warrants
Denominator for diluted losses per share	47,482,820	49,160,266	49,791,659
Basic losses per share (in Dollars per share)	$ (0.35)	$ (1.31)	$ (1.59)
Diluted losses per share (in Dollars per share)	$ (0.35)	$ (1.31)	$ (1.59)